Discontinued Operations and Assets and Liabilities Held for Sale - Narrative (Details)			12 Months Ended
	Jun. 30, 2020 USD ($) $ / oz oz	Apr. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Defined benefit plans			$ 100,000,000	$ 100,000,000	$ 122,000,000
Assets held for sale			601,000,000	0	348,000,000
Continental Africa
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale			20,000,000	0	0
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Defined benefit plans			93,000,000	93,000,000	114,000,000
Provision for silicosis settlement total
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Silicosis provision			65,000,000	63,000,000	63,000,000
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | Continental Africa
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale			$ 20,000,000
AngloGold Ashanti | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture			41.00%
Government of Mali | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture			18.00%
IAMGOLD | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture			41.00%
Discontinued operations | South African Assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Impairment loss recognised on remeasurement to fair value less costs to sell			$ 549,000,000	0	35,000,000
Deferred tax on impairment loss, derecognition and profit on disposal of assets			164,000,000	$ 47,000,000	$ 69,000,000
Impairment loss recognised on remeasurement to fair value less costs to sell, net of tax			385,000,000
Forecast | Agreement to sell assets and related liabilities | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Consideration receivable, due if the cash balance of the principal asset is greater than the agreed amount at closing, period		8 days
Consideration receivable, initial production threshold (in ounces) | oz		250,000
Consideration receivable, additional production threshold (in ounces) | oz		250,000
Forecast | Agreement to sell assets and related liabilities | AngloGold Ashanti and IAMGOLD | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Portion of consideration received consisting of cash		$ 105,000,000
Portion of consideration received consisting of cash, due upon fulfilment of conditions precedent		50,000,000
Portion of consideration received consisting of cash, due if the cash balance of the principal asset is greater than the agreed amount at closing		5,000,000
Portion of consideration received consisting of cash, due upon achieving initial production threshold		25,000,000
Portion of consideration received consisting of cash, due upon achieving additional production threshold		25,000,000
Forecast | Agreement to sell assets and related liabilities | AngloGold Ashanti | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Portion of consideration received consisting of cash, due upon fulfilment of conditions precedent		25,000,000
Portion of consideration received consisting of cash, due if the cash balance of the principal asset is greater than the agreed amount at closing		2,500,000
Portion of consideration received consisting of cash, due upon achieving initial production threshold		12,500,000
Portion of consideration received consisting of cash, due upon achieving additional production threshold		12,500,000
Forecast | Agreement to sell assets and related liabilities | IAMGOLD | Societe D’Exploitation Des Mines D’Or De Sadiola S.A.
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Portion of consideration received consisting of cash, due upon fulfilment of conditions precedent		25,000,000
Portion of consideration received consisting of cash, due if the cash balance of the principal asset is greater than the agreed amount at closing		2,500,000
Portion of consideration received consisting of cash, due upon achieving initial production threshold		12,500,000
Portion of consideration received consisting of cash, due upon achieving additional production threshold		$ 12,500,000
Forecast | Agreement to sell assets and related liabilities | Discontinued operations | South African Assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Expected proceeds from sale	$ 300,000,000
Portion of consideration received consisting of cash	$ 200,000,000
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | $ / oz	260
Deferred consideration production threshold (in ounces) | oz	250,000
Deferred consideration production threshold, period	6 years
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce) | $ / oz	20
Tangible assets | Discontinued operations | South African Assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Impairment loss recognised on remeasurement to fair value less costs to sell			495,000,000
Non-current inventories | Discontinued operations | South African Assets
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Impairment loss recognised on remeasurement to fair value less costs to sell			$ 54,000,000